Earnings Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Earnings Per Share

6. Earnings Per Share

The following table sets forth the computation of basic and diluted net earnings per share (in millions, except per share data):

	Three-month period ended June 30,		Six-month period ended June 30,
	2013	2012	2013	2012
Net earnings	$93.5	$71.7	$134.0	$99.8

Weighted average number of common shares outstanding	127.3	119.7	126.7	118.0
Dilutive effect of stock options using the treasury stock method	1.6	1.5	1.5	1.5

Weighted average number of common and common equivalent shares outstanding	128.9	121.2	128.2	119.5

Basic net earnings per share	$0.73	$0.60	$1.06	$0.85

Diluted net earnings per share	$0.73	$0.59	$1.04	$0.83

Options to purchase 1.7 million and 1.4 million shares of common stock were outstanding at June 30, 2013 and 2012, respectively, but were not included in the computation of the dilutive effect of stock options for the three-month periods then ended. Options to purchase 1.0 million and 0.9 million shares of common stock were outstanding at June 30, 2013 and 2012, respectively, but were not included in the computation of the dilutive effect of stock options for the six-month periods then ended. These stock options were excluded from the computation because the options’ exercise prices were greater than the average market price of our common shares during the respective period, and therefore would be anti-dilutive to earnings per share under the treasury stock method.

7.	Earnings per Share

The following table sets forth the computation of basic and diluted net earnings per share (in millions, except per share data):

	Year Ended December 31,
	2012	2011	2010
Earnings from continuing operations	$195.0	$144.1	$163.3
Earnings from discontinued operations	—	—	10.8

Net earnings	$195.0	$144.1	$174.1

Weighted average number of common shares outstanding	121.0	111.7	104.8
Dilutive effect of stock options using the treasury stock method	1.5	0.8	0.3

Weighted average number of common and common equivalent shares outstanding	122.5	112.5	105.1

Basic net earnings per share:
Earnings from continuing operations	$1.61	$1.29	$1.56
Earnings from discontinued operations	—	—	0.10

Net earnings	$1.61	$1.29	$1.66

Diluted net earnings per share:
Earnings from continuing operations	$1.59	$1.28	$1.56
Earnings from discontinued operations	—	—	0.10

Net earnings	$1.59	$1.28	$1.66

Options to purchase 1.1 million, 3.8 million and 9.2 million shares of our common stock were outstanding at December 31, 2012, 2011 and 2010, respectively, but were not included in the computation of the dilutive effect of stock options for the year then ended. These stock options were excluded from the computation because the options’ exercise prices were greater than the average market price of our common shares during the respective period and, therefore, would be anti-dilutive to earnings per share under the treasury stock method.